Employee Benefits and Share-Based Compensation 1 - (Textuals) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Share-based compensation expense		$ 95,055	$ 115,983	$ 87,039
Maximum percentage of employee eligible compensation that may be contributed towards 401(k) Plan		100.00%
Forfeited contributions utilized		$ 200	$ 300	$ 300
Discount rates used in net periodic benefit cost calculation		4.20%	3.60%	4.00%
Amortization period of actuarial loss		18 years 10 months 28 days
Employee Stock Purchase Plan
Defined Benefit Plan Disclosure [Line Items]
Recorded expenses related to 401(k) Plan		$ 9,100	$ 9,300	$ 7,300
Percentage of purchase price discount	15.00%
Accrued payroll liability		$ 2,100	1,900
Employee Stock Purchase Plan | Maximum
Defined Benefit Plan Disclosure [Line Items]
Share options and ordinary shares, authorized	2,000,000
First 3% of each participant's contributions
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution percent		100.00%
Defined contribution plan, percentage of employee contribution		3.00%
Greater than 3% of each participants contribution
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution percent		50.00%
Greater than 3% of each participants contribution | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, percentage of employee contribution		3.00%
Greater than 3% of each participants contribution | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, percentage of employee contribution		10.00%
Shipboard Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation included in accrued expenses and other liabilities		$ 900	1,000
Projected benefit obligation included in other long-term liabilities		$ 27,800	$ 23,300